Other Assets (Tables)	12 Months Ended
Dec. 31, 2010
Details of Other Assets

The following table summarizes the details of other assets at December 31:

	2009		2010
	(in millions of Won)
Accrued interest and dividends receivable	(Won)	1,205,682	(Won)	1,282,957
Receivables for foreign exchange spot contracts		1,491,898		1,036,446
Account receivables		1,648,887		1,167,784
Accrued income		6,499		60,949
Deferred tax assets		689,660		477,548
Other investments(1)		2,568,663		2,763,436
Prepaid expenses		167,562		190,297
Separate account assets		1,090,887		1,351,595
Advances to suppliers		199,602		182,259
Deferred acquisition costs		829,056		1,074,026
Gold assets		56,767		27,614
Other		198,332		185,345

	(Won)	10,153,495	(Won)	9,800,256

Note:

(1)	Other investments include unlisted equity securities, securities with sales restriction, fund investments and investments accounted for the equity method.

Summary of Group'S Alternative Investments in Funds which are Classified as Other Investments

The following table summarizes the Group’s alternative investments in funds which are classified as other investments. The Group uses the funds’ NAVs per share as a practical expedient to measure fair value on recurring and nonrecurring basis. The fair values presented in the table are based upon the funds’ NAVs or an equivalent measure.

	2009		2010
	(in millions of Won)
Private equity funds(1)	(Won)	523,116	(Won)	569,587

Note:

(1)

Include private equity funds that invest in equity and debt securities issued by private and publicly held companies. Substantially all of these investments do not allow early redemptions. Alternatively, the Group receives distributions in accordance with the fund agreement. There are no unfunded commitments.